COMPENSATION PLANS - Stock Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 09, 2022	Nov. 04, 2021	Mar. 31, 2022	Dec. 31, 2021
Restricted Stock
COMPENSATION PLANS
Number of shares reserved and available for issuance under the plan		2,600,000
Number of awards granted		2,600,000		2,600,000
Grant date fair value (per share)				$ 4.65
Share based compensation expense				$ 355
Unrecognized compensation expense				$ 11,735
Number of shares expected to vest		2,600,000
Common stock, share price		$ 40.00
Number Of Consecutive Trading Days, Fair Market Value To Be Maintained		20 days
Stock-Based Compensation, Fair Value Assumptions
Fair market price		$ 40.00
Grant price (per share)		$ 4.65
Dividend yield		0.00%
Expected volatility		32.08%
Risk-free interest rate		1.59%
Expected term		5 years 8 months 1 day
Stock Incentive Plan 2021
COMPENSATION PLANS
Maximum number of shares that may be issued under the plan				9,650,000
Number of shares reserved and available for issuance under the plan				7,050,000
Number of awards granted		2,600,000
Stock Incentive Plan 2021 | Restricted Stock
COMPENSATION PLANS
Number of awards granted	85,108
Vesting period	3 years
Grant date fair value (per share)	$ 23.45
Share based compensation expense			$ 40
Unrecognized compensation expense			1,956
Stock Incentive Plan 2021 | Stock Options
COMPENSATION PLANS
Number of options issued	309,479
Vesting period	3 years
Expiration period	10 years
Grant date fair value (per share)	$ 6.72
Share based compensation expense			42
Unrecognized compensation expense			$ 2,037